Loans to Customers, net - Sale or transfer of credits from the loans to customers (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)
Financial Assets Held-for-Trading
Loans to customers		$ 24,843,655	$ 24,022,983	$ 40,550,009	$ 24,955,692
Effect on income (loss) gain	$ 2,063	4,930	4,130
Sale of loans
Financial Assets Held-for-Trading
Sale price	24,149	110,050
Effect on income (loss) gain	2,063	4,930
Sale of outstanding loans
Financial Assets Held-for-Trading
Sale price	24,126	110,050
Effect on income (loss) gain	2,040	4,930
Sale of write-off loans
Financial Assets Held-for-Trading
Sale price	23
Effect on income (loss) gain	$ 23
Gross Balance
Financial Assets Held-for-Trading
Loans to customers		25,398,424	24,573,426		25,451,513
Gross Balance | Sale of loans
Financial Assets Held-for-Trading
Loans to customers		130,045			33,681
Gross Balance | Sale of outstanding loans
Financial Assets Held-for-Trading
Loans to customers		130,045			33,681
Accumulated Amortization and Impairment
Financial Assets Held-for-Trading
Loans to customers		(554,769)	$ (550,443)		(495,821)
Accumulated Amortization and Impairment | Sale of loans
Financial Assets Held-for-Trading
Loans to customers		(24,925)			(11,595)
Accumulated Amortization and Impairment | Sale of outstanding loans
Financial Assets Held-for-Trading
Loans to customers		$ (24,925)			$ (11,595)